Subsequent Events - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended		0 Months Ended								0 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Lawsuits	Dec. 31, 2012	Feb. 19, 2014 IPO [Member]	Feb. 10, 2014 IPO [Member]	Feb. 19, 2014 IPO [Member] Revolving Credit Facility [Member]	Feb. 19, 2014 Subsequent Event [Member] IPO [Member]	Feb. 10, 2014 Subsequent Event [Member] IPO [Member]	Feb. 19, 2014 Subsequent Event [Member] IPO [Member] Revolving Credit Facility [Member]	Jan. 30, 2014 Subsequent Event [Member] Shareholders' Equity [Member]	Jan. 30, 2014 Subsequent Event [Member] Shareholders' Equity [Member] Series A Preferred Stock [Member]	Mar. 24, 2014 Subsequent Event [Member] U.S. Insulation [Member]
Subsequent Event [Line Items]
Number of lawsuit		2
Total cost incurred for lawsuits settlement		$ 1,407
Payment for lawsuits settlements		200
Liability for lawsuits settlements recorded	1,000	1,200
Common Stock, shares authorized	100,000,000	27,200,862	27,200,862							100,000,000
Common Stock, Par Value	$ 0.01	$ 0.01	$ 0.01							$ 0.01
Preferred stock, shares authorized	5,000,000	0								5,001,000	1,000
Preferred Stock Par Value	$ 0.01	$ 0.01								$ 0.01
Stock split ratio					19.5			19.5
Payment for underwriting fees				6,597			6,597
Payment to redeem redeemable preferred stock	75,735			75,735			75,735
Payment of revolving credit facility						11,910			11,910
Total consideration												$ 2,444